real estate joint ventures and investments in associates - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
real estate joint ventures and investments in associates
Interest expense	$ 1,214	$ 1,609
Net income (loss)	777	938
Comprehensive income (loss)	831	955
Real estate joint ventures
real estate joint ventures and investments in associates
Revenue		(31)
Interest expense		6
Net income (loss)		(62)
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	0
Comprehensive income (loss)		$ (62)